Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net foreign exchange results [line items]
Net foreign exchange	$ (386)	$ (147)	$ (353)
Hedged (economic hedges) [Member]
Net foreign exchange results [line items]
Net foreign exchange	93	(186)	70
Not hedged [Member]
Net foreign exchange results [line items]
Net foreign exchange	$ (479)	$ 40	$ (423)